CONSOLIDATED STATEMENTS OF LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Time charter revenues (note 13b)	$ 88,320	$ 123,364	$ 155,591
Net pool revenues (note 13b and 13e)	69,675	62,328	48,158
Voyage charter revenues	4,415	238
Interest income from investment in term loans (note 4)	7,677	11,499	11,323
Total revenues	170,087	197,429	215,072
OPERATING EXPENSES
Voyage expenses (note 13b)	8,337	4,618	3,449
Vessel operating expenses (notes 13b and 13c)	91,667	96,160	92,543
Time-charter hire expense	6,174	3,950	4,046
Depreciation and amortization	47,833	72,365	74,482
General and administrative (notes 13b and 13d)	12,594	7,985	7,671
Vessel impairment and net loss on sale of vessels (note 17)	71	352,546	58,034
Goodwill impairment charge (note 6)	0	0	19,294
Total operating expenses	166,676	537,624	259,519
Income (loss) from operations	3,411	(340,195)	(44,447)
OTHER ITEMS
Interest expense (note 13b)	(10,023)	(20,009)	(40,539)
Interest income	158	50	71
Realized and unrealized loss on derivative instruments (note 9)	(1,524)	(7,963)	(27,783)
Equity income (loss) from investment in joint venture (note 5)	854	(1)	0
Other expenses (note 10)	(1,014)	(2,063)	(377)
Total other items	(11,549)	(29,986)	(68,628)
Net loss	$ (8,138)	$ (370,181)	$ (113,075)
Per common share amounts:
Basic and diluted loss (note 16)	$ (0.10)	$ (4.54)	$ (0.15)
Cash dividends declared	$ 0.12	$ 0.40	$ 0.83
Weighted-average number of Class A and Class B common shares outstanding
Basic and diluted (note 16)	83,591,030	79,539,605	60,770,525